Trade Receivables, Other Receivables and Other Current Assets (Details) - Schedule of Analysis of Trade Receivables - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables, Other Receivables and Other Current Assets (Details) - Schedule of Analysis of Trade Receivables [Line Items]
Total trade receivables	$ 791,496	$ 649,168
Current (not past due) [Member]
Trade Receivables, Other Receivables and Other Current Assets (Details) - Schedule of Analysis of Trade Receivables [Line Items]
Total trade receivables	14,109	96,239
Overdue: less than 1 month [Member]
Trade Receivables, Other Receivables and Other Current Assets (Details) - Schedule of Analysis of Trade Receivables [Line Items]
Total trade receivables	11,605	232,881
Overdue:1 month - 3 months [Member]
Trade Receivables, Other Receivables and Other Current Assets (Details) - Schedule of Analysis of Trade Receivables [Line Items]
Total trade receivables	43,756
Overdue: 3 months- 12 months [Member]
Trade Receivables, Other Receivables and Other Current Assets (Details) - Schedule of Analysis of Trade Receivables [Line Items]
Total trade receivables	256,715	4,173
Overdue: over 12 months [Member]
Trade Receivables, Other Receivables and Other Current Assets (Details) - Schedule of Analysis of Trade Receivables [Line Items]
Total trade receivables	$ 465,311	$ 315,875